DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL INFORMATION	DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL INFORMATION
Group and its operating subsidiaries are subject to various regulatory restrictions, including the amount of dividends that may be paid and the level of capital that the operating entities must maintain.  These regulatory restrictions are based upon statutory capital as opposed to GAAP basis equity or net assets.  Group and one of its primary operating subsidiaries, Bermuda Re, are regulated by Bermuda law and its other primary operating subsidiary, Everest Re, is regulated by Delaware law.  Bermuda Re is subject to the Bermuda Solvency Capital Requirement (“BSCR”) administered by the Bermuda Monetary Authority (the “BMA”) and Everest Re is subject to the Risk-Based Capital Model (“RBC”) developed by the U.S. National Association of Insurance Commissioners (“NAIC”).  These models represent the aggregate regulatory restrictions on net assets and statutory capital and surplus.
Dividend Restrictions.
Under Bermuda law, Group is prohibited from declaring or paying a dividend if such payment would reduce the realizable value of its assets to an amount less than the aggregate value of its liabilities and its issued share capital and share premium (additional paid-in capital) accounts.  Group’s ability to pay dividends and its operating expenses is dependent upon dividends from its subsidiaries.
Under Bermuda law, Bermuda Re is prohibited from declaring or making payment of a dividend if it fails to meet its minimum solvency margin or minimum liquidity ratio.  As a long-term insurer, Bermuda Re is also unable to declare or pay a dividend to anyone who is not a policyholder unless, after payment of the dividend, the value of the assets in their long-term business fund, as certified by their approved actuary, exceeds their liabilities for long term business by at least the $500,000 minimum solvency margin.
Prior approval of the BMA is required if Bermuda Re’s dividend payments would exceed 25% of their prior year-end total statutory capital and surplus.
Bermuda Re prepares its statutory financial statements in conformity with the accounting principles set forth in Bermuda in The Insurance Act 1978, amendments thereto and related regulations.  The statutory capital and surplus of Bermuda Re was $4.2 billion and $4.3 billion at December 31, 2025 and 2024, respectively.  The statutory net income of Bermuda Re was $0.6 billion, $1.4 billion and $1.5 billion for the years ended December 31, 2025, 2024 and 2023, respectively.
Delaware law provides that an insurance company which is a member of an insurance holding company system and is domiciled in the state shall not pay dividends without giving prior notice to the Insurance Commissioner of Delaware and may not pay dividends without the approval of the Insurance Commissioner if the value of the proposed dividend, together with all other dividends and distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory surplus or (2) net income, not including realized capital gains, each as reported in the prior year’s statutory annual statement.  In addition, no dividend may be paid in excess of unassigned earned surplus.  Accordingly, as of December 31, 2025, the maximum amount that will be available for the payment of dividends by Everest Re without triggering the requirement for prior approval of regulatory authorities in connection with a dividend is $886 million.
Statutory Financial Information.
Everest Re prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the NAIC and the Delaware Insurance Department.  Prescribed statutory accounting practices are set forth in the NAIC Accounting Practices and Procedures Manual.  The capital and statutory surplus of Everest Re was $8.9 billion and $8.1 billion at December 31, 2025 and 2024, respectively.  The statutory net income of Everest Re was $837 million, $74 million and $877 million for the years ended December 31, 2025, 2024 and 2023.
There are certain regulatory and contractual restrictions on the ability of Holdings’ operating subsidiaries to transfer funds to Holdings in the form of cash dividends, loans or advances.  The insurance laws of the State of Delaware, where Holdings’ direct insurance subsidiaries are domiciled, require regulatory approval before those subsidiaries can pay dividends or make loans or advances to Holdings that exceed certain statutory thresholds.
Capital Restrictions.
In Bermuda, Bermuda Re is subject to the BSCR administered by the BMA.  No regulatory action is taken if an insurer’s capital and surplus is equal to or in excess of their enhanced capital requirement determined by the BSCR model.  In addition, the BMA has established a target capital level for each insurer, which is 120% of the enhanced capital requirement.
In the United States, Everest Re is subject to the RBC developed by the NAIC which determines an authorized control level risk-based capital.  As long as the total adjusted capital is 200% or more of the authorized control level capital, no action is required by the Company.
The regulatory targeted capital and the actual statutory capital for Bermuda Re and Everest Re were as follows:

	Bermuda Re (1)		Everest Re (2)
	At December 31,		At December 31,
(Dollars in millions)	2025 ⁽³⁾	2024	2025	2024
Regulatory targeted capital	$—	$3,151	$5,119	$4,799
Actual capital	$4,209	$4,323	$8,856	$8,126
(1) Regulatory targeted capital represents the target capital level from the applicable year's BSCR calculation.
(2) Regulatory targeted capital represents 200% of the RBC authorized control level calculation for the applicable year.
(3) The 2025 BSCR calculation is not yet due to be completed; however, the Company anticipates that Bermuda Re's December 31, 2025 actual capital will exceed the targeted capital level.